Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Government subsidies	$ 1,536,455	$ 345,245
Deferred revenue	1,166,530		$ 625,326
Deferred revenue recognized	151,394	$ 122,565
Other material contract assets
Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	100.00%